OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-09911

Hussman Investment Trust

 (Exact name of registrant as specified in charter)

5136 Dorsey Hall Drive Ellicott City, Maryland	21042
(Address of principal executive offices)	(Zip code)

John F. Splain

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:         June 30, 2012

Date of reporting period:       September 30, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Consumer Discretionary - 25.1%
Diversified Consumer Services - 0.8%
DeVry, Inc.	300,000	$11,088,000
H&R Block, Inc.	1,500,000	19,965,000
ITT Educational Services, Inc. (a)	250,000	14,395,000
		45,448,000
Hotels, Restaurants & Leisure - 5.0%
Cheesecake Factory, Inc. (The) (a)	2,292,000	56,497,800
Jack in the Box, Inc. (a)	1,200,000	23,904,000
Panera Bread Co. - Class A (a)	1,300,000	135,122,000
PF Chang's China Bistro, Inc.	500,000	13,620,000
Starbucks Corp.	1,750,000	65,257,500
		294,401,300
Household Durables - 0.2%
iRobot Corp. (a)	61,000	1,534,760
Tupperware Brands Corp.	153,000	8,222,220
		9,756,980
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	350,000	75,680,500
Netflix, Inc. (a)	250,000	28,290,000
Shutterfly, Inc. (a)	422,000	17,377,960
		121,348,460
Leisure Equipment & Products - 1.2%
Mattel, Inc.	2,750,000	71,197,500

Media - 1.8%
Comcast Corp. - Class A	1,050,000	21,945,000
DIRECTV - Class A (a)	550,000	23,237,500
DISH Network Corp. - Class A (a)	1,272,000	31,876,320
Gannett Co., Inc.	300,000	2,859,000
McClatchy Co. (The) - Class A (a)	143,000	191,620
McGraw-Hill Cos., Inc. (The)	500,000	20,500,000
New York Times Co. (The) - Class A (a)	547,000	3,178,070
		103,787,510
Multiline Retail - 3.3%
Dollar Tree, Inc. (a)	1,000,000	75,110,000
Family Dollar Stores, Inc.	693,000	35,245,980
Kohl's Corp.	1,250,000	61,375,000
Target Corp.	530,000	25,991,200
		197,722,180

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Consumer Discretionary - 25.1% (Continued)
Specialty Retail - 8.5%
Advance Auto Parts, Inc.	185,000	$10,748,500
Aéropostale, Inc. (a)	4,551,000	49,196,310
American Eagle Outfitters, Inc.	1,000,000	11,720,000
AutoZone, Inc. (a)	195,000	62,242,050
Bed Bath & Beyond, Inc. (a)	1,500,000	85,965,000
Best Buy Co., Inc.	2,000,000	46,600,000
Buckle, Inc. (The)	613,000	23,575,980
GameStop Corp. - Class A (a)	1,112,000	25,687,200
Gap, Inc. (The)	1,500,000	24,360,000
PetSmart, Inc.	625,000	26,656,250
RadioShack Corp.	1,000,000	11,620,000
Ross Stores, Inc.	750,000	59,017,500
Staples, Inc.	1,500,000	19,950,000
TJX Cos., Inc. (The)	750,000	41,602,500
		498,941,290
Textiles, Apparel & Luxury Goods - 2.3%
Coach, Inc.	425,000	22,027,750
Hanesbrands, Inc. (a)	500,000	12,505,000
NIKE, Inc. - Class B	500,000	42,755,000
Under Armour, Inc. - Class A (a)	850,000	56,448,500
		133,736,250
Consumer Staples - 10.3%
Beverages - 3.5%
Coca-Cola Co. (The)	2,000,000	135,120,000
PepsiCo, Inc.	1,177,000	72,856,300
		207,976,300
Food & Staples Retailing - 1.4%
Kroger Co. (The)	1,000,000	21,960,000
Sysco Corp.	1,000,000	25,900,000
Walgreen Co.	1,000,000	32,890,000
		80,750,000
Food Products - 1.6%
Campbell Soup Co.	1,055,000	34,150,350
ConAgra Foods, Inc.	750,000	18,165,000
General Mills, Inc.	750,000	28,852,500
Kellogg Co.	250,000	13,297,500
		94,465,350
Household Products - 3.8%
Clorox Co. (The)	921,000	61,089,930

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Consumer Staples - 10.3% (Continued)
Household Products - 3.8% (Continued)
Colgate-Palmolive Co.	750,000	$66,510,000
Energizer Holdings, Inc. (a)	500,000	33,220,000
Kimberly-Clark Corp.	900,000	63,909,000
		224,728,930
Energy - 3.4%
Energy Equipment & Services - 0.1%
SEACOR Holdings, Inc.	50,000	4,010,500

Oil, Gas & Consumable Fuels - 3.3%
Chevron Corp.	325,000	30,069,000
ConocoPhillips	250,000	15,830,000
Exxon Mobil Corp.	2,000,000	145,260,000
Sunoco, Inc.	169,000	5,240,690
		196,399,690
Financials - 3.1%
Commercial Banks - 0.1%
PNC Financial Services Group, Inc.	150,000	7,228,500

Consumer Finance - 0.3%
World Acceptance Corp. (a)	345,000	19,302,750

Insurance - 2.7%
ACE Ltd.	1,000,000	60,600,000
Aflac, Inc.	675,000	23,591,250
Berkshire Hathaway, Inc. - Class B (a)	375,000	26,640,000
Chubb Corp. (The)	579,000	34,734,210
Cincinnati Financial Corp.	162,000	4,265,460
Torchmark Corp.	117,000	4,078,620
W.R. Berkley Corp.	100,000	2,969,000
		156,878,540
Health Care - 29.2%
Biotechnology - 4.1%
Amgen, Inc.	1,400,000	76,930,000
Biogen Idec, Inc. (a)	1,192,000	111,034,800
Celgene Corp. (a)	300,000	18,576,000
Cubist Pharmaceuticals, Inc. (a)	51,000	1,801,320
Gilead Sciences, Inc. (a)	812,000	31,505,600
PDL BioPharma, Inc.	905,000	5,022,750
		244,870,470

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Health Care - 29.2% (Continued)
Health Care Equipment & Supplies - 5.6%
Align Technology, Inc. (a)	1,500,000	$22,755,000
Baxter International, Inc.	400,000	22,456,000
Becton, Dickinson and Co.	294,000	21,556,080
C.R. Bard, Inc.	250,000	21,885,000
Cyberonics, Inc. (a)	997,000	28,215,100
IDEXX Laboratories, Inc. (a)	46,000	3,172,620
Intuitive Surgical, Inc. (a)	50,000	18,214,000
Medtronic, Inc.	1,250,000	41,550,000
ResMed, Inc. (a)	477,000	13,732,830
St. Jude Medical, Inc.	989,000	35,791,910
Stryker Corp.	750,000	35,347,500
Varian Medical Systems, Inc. (a)	1,250,000	65,200,000
		329,876,040
Health Care Providers & Services - 7.1%
Aetna, Inc.	500,000	18,175,000
Amedisys, Inc. (a)	146,000	2,163,720
Cardinal Health, Inc.	250,000	10,470,000
CIGNA Corp.	1,250,000	52,425,000
Humana, Inc.	1,750,000	127,277,500
Laboratory Corp. of America Holdings (a)	750,000	59,287,500
Patterson Cos., Inc.	608,900	17,432,807
UnitedHealth Group, Inc.	1,650,000	76,098,000
WellPoint, Inc.	800,000	52,224,000
		415,553,527
Life Sciences Tools & Services - 3.5%
Caliper Life Sciences, Inc (a)	1,750,000	18,322,500
Harvard Bioscience, Inc. (a)	750,000	3,165,000
Illumina, Inc. (a)	810,000	33,145,200
Life Technologies Corp. (a)	1,953,000	75,053,790
Waters Corp. (a)	1,000,000	75,490,000
		205,176,490
Pharmaceuticals - 8.9%
Abbott Laboratories	750,000	38,355,000
AstraZeneca plc - ADR	3,000,000	133,080,000
Bristol-Myers Squibb Co.	2,000,000	62,760,000
Eli Lilly & Co.	750,000	27,727,500
Endo Pharmaceuticals Holdings, Inc. (a)	2,597,000	72,690,030
Forest Laboratories, Inc. (a)	500,000	15,395,000
Impax Laboratories, Inc. (a)	341,000	6,107,310

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Health Care - 29.2% (Continued)
Pharmaceuticals - 8.9% (Continued)
Johnson & Johnson	1,000,000	$63,710,000
Novartis AG - ADR	650,000	36,250,500
Par Pharmaceutical Cos., Inc. (a)	250,000	6,655,000
Pfizer, Inc.	2,500,000	44,200,000
Shire plc - ADR	183,000	17,189,190
		524,119,530
Industrials - 0.2%
Airlines - 0.2%
Copa Holdings, S.A. - Class A	1,000	61,270
Southwest Airlines Co.	136,425	1,096,857
US Airways Group, Inc. (a)	1,500,000	8,250,000
		9,408,127
Marine - 0.0%
Seaspan Corp.	100,000	1,146,000

Information Technology - 22.0%
Communications Equipment - 2.7%
ADTRAN, Inc.	1,000,000	26,460,000
Cisco Systems, Inc.	4,500,000	69,705,000
InterDigital, Inc.	500,000	23,290,000
QUALCOMM, Inc.	438,000	21,299,940
Research In Motion Ltd. (a)	1,000,000	20,300,000
		161,054,940
Computers & Peripherals - 3.9%
Dell, Inc. (a)	3,500,000	49,525,000
Hewlett-Packard Co.	1,500,000	33,675,000
NetApp, Inc. (a)	914,000	31,021,160
QLogic Corp. (a)	1,690,000	21,429,200
Synaptics, Inc. (a)	3,135,000	74,926,500
Western Digital Corp. (a)	675,000	17,361,000
		227,937,860
Electronic Equipment & Instruments - 0.3%
Corning, Inc.	1,500,000	18,540,000
FUJIFILM Holdings Corp. - ADR	49,400	1,142,128
		19,682,128
Internet Software & Services - 2.6%
eBay, Inc. (a)	3,000,000	88,470,000
j2 Global Communications, Inc.	499,000	13,423,100
Open Text Corp. (a)	500,000	26,060,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Information Technology - 22.0% (Continued)
Internet Software & Services - 2.6% (Continued)
Sohu.com, Inc. (a)	361,000	$17,400,200
VistaPrint N.V. (a)	277,500	7,500,825
		152,854,125
IT Services - 3.2%
Accenture plc - Class A	300,000	15,804,000
CACI International, Inc. - Class A (a)	250,000	12,485,000
Cognizant Technology Solutions Corp. - Class A (a)	500,000	31,350,000
Computer Sciences Corp.	286,000	7,679,100
International Business Machines Corp.	250,000	43,757,500
MasterCard, Inc. - Class A	150,000	47,574,000
Syntel, Inc.	334,000	14,425,460
Western Union Co. (The)	900,000	13,761,000
		186,836,060
Semiconductors & Semiconductor Equipment - 6.2%
Altera Corp.	1,265,000	39,885,450
Analog Devices, Inc.	638,500	19,953,125
Broadcom Corp. - Class A (a)	1,500,000	49,935,000
First Solar, Inc. (a)	567,000	35,840,070
Intel Corp.	3,500,000	74,655,000
Microchip Technology, Inc.	264,000	8,213,040
RF Micro Devices, Inc. (a)	914,000	5,794,760
SunPower Corp. - Class A (a)	2,700,000	21,843,000
Teradyne, Inc. (a)	1,000,000	11,010,000
Texas Instruments, Inc.	1,250,000	33,312,500
TriQuint Semiconductor, Inc. (a)	1,319,000	6,621,380
Xilinx, Inc.	2,000,000	54,880,000
		361,943,325
Software - 3.1%
Adobe Systems, Inc. (a)	850,000	20,544,500
BMC Software, Inc. (a)	1,500,000	57,840,000
Intuit, Inc. (a)	1,000,000	47,440,000
Microsoft Corp.	2,000,000	49,780,000
TIBCO Software, Inc. (a)	227,000	5,082,530
		180,687,030
Materials - 1.6%
Chemicals - 0.1%
BASF SE - ADR	76,800	4,675,584

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Materials - 1.6% (Continued)
Containers & Packaging - 0.4%
Ball Corp.	632,000	$19,604,640

Metals & Mining - 1.1%
Barrick Gold Corp.	750,000	34,987,500
Newmont Mining Corp.	500,000	31,450,000
		66,437,500
Telecommunication Services - 2.1%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	1,750,000	49,910,000
Verizon Communications, Inc.	1,000,000	36,800,000
		86,710,000
Wireless Telecommunications Services - 0.6%
China Mobile Ltd. - ADR	750,000	36,532,500

Total Common Stocks (Cost $5,764,357,568)		$5,703,185,906

PUT OPTION CONTRACTS - 4.0%	Contracts	Value
Nasdaq 100 Index Option, 12/17/2011 at $1,800	2,000	$10,692,000
Russell 2000 Index Option, 12/17/2011 at $620	8,000	37,232,000
S&P 500 Index Option, 10/22/2011 at $1,130	33,000	141,801,000
S&P 500 Index Option, 12/17/2011 at $1,160	5,000	45,055,000
Total Put Option Contracts (Cost $229,873,480)		$234,780,000

Total Investments at Value - 101.0% (Cost $5,994,231,048)		$5,937,965,906

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 12.5%	Shares	Value
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (b)	529,003,837	$529,003,837
First American Treasury Obligations Fund - Class Y, 0.00% (b)	209,546,851	209,546,851
Total Money Market Funds (Cost $738,550,688)		$738,550,688

Total Investments and Money Market Funds at Value - 113.5% (Cost $6,732,781,736)		$6,676,516,594

Written Call Options - (12.2%)		(716,144,000)

Liabilities in Excess of Other Assets - (1.3%)		(75,419,371)

Net Assets - 100.0%		$5,884,953,223

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2011.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
September 30, 2011 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
Nasdaq 100 Index Option,
12/17/2011 at $1,800	2,000	$77,600,000	$85,637,355
Russell 2000 Index Option,
12/17/2011 at $620	8,000	54,384,000	71,589,420
S&P 500 Index Option,
10/22/2011 at $950	13,000	240,305,000	279,482,807
S&P 500 Index Option,
10/22/2011 at $980	20,000	315,860,000	371,935,550
S&P 500 Index Option,
12/17/2011 at $1,160	5,000	27,995,000	32,493,388
Total Written Option Contracts		$716,144,000	$841,138,520

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

COMMON STOCKS - 19.9%	Shares	Value
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
NuStar Energy L.P.	125,000	$6,535,000
ONEOK Partners L.P.	88,000	4,102,560
Williams Partners L.P.	100,000	5,424,000
		16,061,560
Materials - 16.9%
Metals & Mining - 16.9%
Agnico-Eagle Mines Ltd.	500,000	29,760,000
AngloGold Ashanti Ltd. - ADR	850,000	35,156,000
Barrick Gold Corp.	2,000,000	93,300,000
Compania De Minas Buenaventura S.A. - ADR	1,000,000	37,740,000
Freeport-McMoRan Copper & Gold, Inc.	100,000	3,045,000
Goldcorp, Inc.	1,095,000	49,975,800
Gold Fields Ltd. - ADR	1,500,000	22,980,000
Harmony Gold Mining Co. Ltd. - ADR	1,500,000	17,595,000
Newmont Mining Corp.	1,750,000	110,075,000
Randgold Resources Ltd. - ADR	450,000	43,524,000
Stillwater Mining Co. (a)	10,000	85,000
		443,235,800
Utilities - 2.4%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	100,000	3,802,000
DPL, Inc.	100,000	3,014,000
Duke Energy Corp.	165,000	3,298,350
Edison International	85,000	3,251,250
Entergy Corp.	75,000	4,971,750
Exelon Corp.	90,000	3,834,900
FirstEnergy Corp.	95,000	4,266,450
NextEra Energy, Inc.	77,000	4,159,540
Pepco Holdings, Inc.	136,000	2,573,120
Pinnacle West Capital Corp.	57,000	2,447,580
PPL Corp.	200,000	5,708,000
UniSource Energy Corp.	85,000	3,067,650
		44,394,590
Multi-Utilities - 0.7%
Ameren Corp.	100,000	2,977,000
Dominion Resources, Inc.	100,000	5,077,000
DTE Energy Co.	100,000	4,902,000

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 19.9% (Continued)	Shares	Value
Utilities - 2.4% (Continued)
Multi-Utilities - 0.7% (Continued)
SCANA Corp.	90,000	$3,640,500
		16,596,500

Total Common Stocks (Cost $514,601,954)		$520,288,450

U.S. TREASURY OBLIGATIONS - 35.6%	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 2.8%
2.00%, due 04/15/2012	$27,832,750	$28,095,853
2.00%, due 07/15/2014	29,962,750	32,254,421
2.50%, due 01/15/2029	10,522,400	13,522,105
		73,872,379
U.S. Treasury Notes - 32.8%
0.75%, due 06/15/2014	300,000,000	302,953,200
2.25%, due 03/31/2016	200,000,000	212,641,400
2.00%, due 04/30/2016	150,000,000	157,805,550
1.75%, due 05/31/2016	100,000,000	104,007,700
3.00%, due 08/31/2016	75,000,000	82,435,575
		859,843,425

Total U.S. Treasury Obligations (Cost $897,187,821)		$933,715,804

EXCHANGE-TRADED FUNDS - 2.0%	Shares	Value
CurrencyShares British Pound Sterling Trust (a) (b)	100,000	$15,473,000
CurrencyShares Swiss Franc Trust (a) (b)	250,000	27,257,500
SPDR DB International Government Inflation-Protected Bond ETF	160,000	9,153,600
Total Exchange-Traded Funds (Cost $50,821,875)		$51,884,100

Total Investments at Value - 57.5% (Cost $1,462,611,650)		$1,505,888,354

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 42.3%	Shares	Value
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (c)	322,455,343	$322,455,343
First American Treasury Obligations Fund - Class Y, 0.00% (c)	786,572,934	786,572,934
Total Money Market Funds (Cost $1,109,028,277)		$1,109,028,277

Total Investments and Money Market Funds at Value - 99.8% (Cost $2,571,639,927)		$2,614,916,631

Other Assets in Excess of Liabilities - 0.2%		5,477,444

Net Assets - 100.0%		$2,620,394,075

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	For federal income tax purposes, structured as a grantor trust.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2011.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

COMMON STOCKS - 64.5%	Shares	Value
Argentina - 0.6%
Telecom Argentina S.A. - ADR	28,000	$521,640

Australia - 1.1%
BHP Billiton plc - ADR	13,000	690,040
Cochlear Ltd. (a)	3,000	132,980
Telstra Corp. Ltd. - ADR	5,000	75,000
		898,020
Belgium - 0.6%
Mobistar S.A. (a)	8,000	456,670

Brazil - 1.8%
Companhia de Saneamento Basico do Estado de São Paulo - ADR	12,000	556,200
Companhia Energetica De Minas Gerais - ADR	25,000	371,000
Companhia Paranaense de Energia-Copel - ADR	7,500	136,575
Gol Linhas Aereas Inteligentes S.A. - ADR	17,500	97,300
Telecomunicações de São Paulo S.A. - ADR	13,000	343,850
		1,504,925
Canada - 1.5%
Alimentation Couche-Tard, Inc. - Class B	20,000	561,069
Tim Hortons, Inc. - ADR	14,000	647,920
		1,208,989
Chile - 0.5%
Embotelladora Andina S.A. - ADR	200	4,900
Empresa Nacional de Electricidad S.A. - ADR	6,000	260,040
Enersis S.A. - ADR	8,000	135,280
		400,220
China - 1.7%
3SBio, Inc. - ADR (b)	22,000	262,460
China Petroleum and Chemical Corp. - ADR	5,500	526,900
JA Solar Holdings Co. Ltd. - ADR (b)	20,000	35,600
Mindray Medical International Ltd. - ADR	2,000	47,220
NetEase.com, Inc. - ADR (b)	8,000	305,280
Trina Solar Ltd. - ADR (b)	7,500	45,600
Yue Yuen Industrial (Holdings) Ltd. - ADR	12,000	154,440
		1,377,500
Denmark - 2.6%
H. Lundbeck A/S (a)	52,000	989,466
Novo Nordisk A/S - ADR	5,000	497,600

HUSSMAN STRATEGIC INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 64.5% (Continued)	Shares	Value
Denmark - 2.6% (Continued)
William Demant Holding A/S (a) (b)	8,000	$601,692
		2,088,758
France - 7.6%
Alten (a)	12,000	324,013
Casino Guichard-Perrachon S.A. (a)	4,750	370,743
Cegid Group (a)	10,000	208,250
Danone S.A. (a)	13,000	799,108
Dassault Systemes S.A. - ADR	6,750	478,575
Iliad S.A. (a)	5,500	614,396
Infotel S.A. (a)	3,900	284,501
L'Oréal S.A. (a)	3,600	351,170
Metropole Television S.A. (a)	17,500	283,719
Norbert Dentressangle S.A. (a)	8,000	614,796
Rallye S.A. (a)	10,000	287,284
Sanofi-Aventis - ADR	19,600	642,880
Société BIC S.A. (a)	5,800	493,801
Somfy S.A.	227	57,324
Zodiac Aerospace (a)	5,000	383,582
		6,194,142
Germany - 3.6%
Axel Springer AG (a)	6,000	206,497
CENTROTEC Sustainable AG (a)	22,500	406,687
Deutsche Telekom AG (a)	60,000	704,232
SAP AG - ADR	12,300	622,626
Software AG (a)	9,000	281,820
United Internet AG (a)	45,000	760,655
		2,982,517
Hong Kong - 0.4%
China Mobile Ltd. - ADR	7,000	340,970

India - 0.5%
Infosys Technologies Ltd. - ADR	5,000	255,350
Wipro Ltd. - ADR	17,500	161,875
		417,225
Israel - 0.1%
Partner Communications Co. Ltd. - ADR	10,000	94,500

Italy - 2.0%
Autogrill S.P.A. (a)	15,000	150,812
Enel S.P.A. (a)	125,000	551,746

HUSSMAN STRATEGIC INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 64.5% (Continued)	Shares	Value
Italy - 2.0% (Continued)
Luxottica Group S.P.A. (a)	17,000	$432,035
Recordati S.P.A. (a)	60,000	522,433
		1,657,026
Japan - 11.7%
ABC-MART, Inc. (a)	13,000	499,691
AEON Co. Ltd. (a)	40,000	541,031
Central Japan Railway Co. (a)	35	305,418
DeNA Co. Ltd. (a)	12,000	502,665
Don Quijote Co. Ltd. (a)	20,000	713,967
KDDI Corp. (a)	95	653,972
Komeri Co. Ltd. (a)	20,000	655,532
K's Holdings Corp. (a)	14,000	549,327
Mochida Pharmaceutical Co. Ltd. (a)	50,000	573,472
NAFCO Co. Ltd (a)	1,700	32,256
Nintendo Co. Ltd. - ADR	12,500	226,875
Nippon Telegraph and Telephone Corp. - ADR	20,000	479,000
Nitori Holdings Co. Ltd. (a)	2,000	201,306
NTT DOCOMO, Inc. (a)	275	501,031
Ryohin Keikaku Co. Ltd. (a)	13,000	716,577
Sundrug Co. Ltd. (a)	25,000	785,681
Takeda Pharmaceutical Co. Ltd. (a)	10,500	497,964
United Arrows Ltd. (a)	25,000	474,921
Yamada Denki Co. Ltd. (a)	10,000	695,447
		9,606,133
Mexico - 0.8%
América Móvil S.A.B. de C.V. - Series A - ADR	30,000	664,800

Netherlands - 1.9%
ASML Holding N.V.	10,000	345,400
Royal Dutch Shell plc - Class A - ADR	8,000	492,160
Unilever N.V. - ADR	23,000	724,270
		1,561,830
New Zealand - 1.0%
Telecom Corp. of New Zealand Ltd. - ADR	80,000	790,400

Norway - 0.7%
Tomra Systems ASA (a)	95,000	611,300

HUSSMAN STRATEGIC INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 64.5% (Continued)	Shares	Value
Philippines - 0.1%
Philippine Long Distance Telephone Co. - ADR	2,000	$99,060

Portugal - 0.4%
Portugal Telecom, SGPS, S.A. - ADR	45,000	326,250

Spain - 2.4%
Abengoa S.A. (a)	25,000	529,912
Industria de Diseño Textil S.A. (Inditex) (a)	6,000	512,163
Red Electrica Corp. S.A. (a)	20,000	911,326
		1,953,401
Sweden - 2.0%
Alfa Laval AB (a)	25,000	393,452
Axfood AB (a)	13,000	443,016
Hennes & Mauritz AB - B shares (a)	14,100	422,060
Securitas AB - Class B (a)	40,000	290,868
Telefonaktiebolaget LM Ericsson - ADR	6,000	57,300
		1,606,696
Switzerland - 3.8%
Actelion Ltd. (a) (b)	9,000	298,994
Nestlé S.A. - ADR	8,800	484,880
Novartis AG - ADR	12,000	669,240
Roche Holding Ltd. - ADR	15,000	603,300
SGS S.A. (a)	250	379,801
Swisscom AG - ADR	6,000	243,300
Synthes, Inc. (a)	2,500	404,586
		3,084,101
Taiwan - 1.0%
Advanced Semiconductor Engineering, Inc. - ADR	25,000	105,500
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	65,000	742,950
		848,450
United Kingdom - 14.1%
Amlin plc (a)	37,500	164,791
AstraZeneca plc - ADR	16,000	709,760
Balfour Beatty plc (a)	100,000	395,514
Bunzl plc (a)	45,000	536,174
Carillion plc (a)	100,000	516,888
Carnival plc - ADR	6,000	184,740
Dairy Crest Group plc (a)	90,000	489,331
Ensco plc - ADR	2,500	101,075

HUSSMAN STRATEGIC INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 64.5% (Continued)	Shares	Value
United Kingdom - 14.1% (Continued)
Fidessa Group plc	24,000	$587,511
GlaxoSmithKline plc - ADR	16,500	681,285
Greggs plc (a)	70,000	500,817
Interserve plc (a)	34,000	158,718
Marks & Spencer Group plc (a)	74,000	360,303
Mitie Group plc (a)	225,000	815,632
N Brown Group plc (a)	110,000	459,022
National Grid plc - ADR	13,000	644,800
Next plc (a)	15,000	588,001
PayPoint plc	335	2,455
Reckitt Benckiser Group plc - ADR	12,500	126,125
Sage Group plc (The) (a)	150,000	594,830
Scottish and Southern Energy plc (a)	35,000	702,264
Smith & Nephew plc - ADR	12,500	558,625
Ted Baker plc (a)	10,000	107,486
Vodafone Group plc - ADR	19,000	487,350
William Morrison Supermarkets plc (a)	160,000	721,310
WS Atkins plc (a)	45,000	377,676
		11,572,483

Total Common Stocks (Cost $57,640,866)		$52,868,006

EXCHANGE-TRADED FUNDS - 6.4%	Shares	Value
iShares MSCI Australia Index Fund	50,000	$1,003,000
iShares MSCI Canada Index Fund	40,000	1,019,600
iShares MSCI Germany Index Fund	63,500	1,161,415
iShares MSCI Hong Kong Index Fund	68,000	975,120
iShares MSCI United Kingdom Index Fund	73,500	1,085,595
Total Exchange-Traded Funds (Cost $6,226,164)		$5,244,730

PUT OPTION CONTRACTS - 2.3%	Contracts	Value
S&P 500 Index Option, 10/22/2011 at $1,220	50	$489,100
S&P 500 Index Option, 12/17/2011 at $1,080	85	486,710
S&P 500 Index Option, 12/17/2011 at $1,170	100	951,600
Total Put Option Contracts (Cost $1,712,811)		$1,927,410

Total Investments at Value - 73.2% (Cost $65,579,841)		$60,040,146

HUSSMAN STRATEGIC INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 20.2%	Shares	Value
Northern Institutional Treasury Portfolio, 0.01% (c) (Cost $16,546,037)	16,546,037	$16,546,037

Total Investments and Money Market Funds at Value - 93.4% (Cost $82,125,878)		$76,586,183

Written Call Options - (1.7%)		(1,387,090)

Other Assets in Excess of Liabilities - 8.3%		6,800,090

Net Assets - 100.0%		$81,999,183

ADR	- American Depositary Receipt.

(a)	Fair value priced (Note 1). Fair valued securities totaled $32,799,581 at September 30, 2011, representing 40.0% of net assets.
(b)	Non-income producing security.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2011.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL EQUITY FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
September 30, 2011 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
S&P 500 Index Option,
12/17/2011 at $1,080	85	$876,690	$985,888
S&P 500 Index Option,
12/17/2011 at $1,170	100	510,400	609,868
Total Written Option Contracts		$1,387,090	$1,595,756

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL EQUITY FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
September 30, 2011 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
Euro STOXX 50 Index Future	12/16/2011	600	$17,201,420	$(404,810)
FTSE 100 Index Future	12/16/2011	150	11,738,520	559,269
Total Futures Contracts Sold Short			$28,939,940	$154,459

See accompanying notes to Schedules of Investments.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2011 (Unaudited)

1.  Securities and Options Valuation

The portfolio securities of Hussman Strategic Growth Fund, Hussman Strategic Total Return Fund and Hussman Strategic International Equity Fund (the “Funds”) are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 Eastern time) on each business day the NYSE is open.  Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used.  If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and asked prices.  Securities traded on a foreign stock exchange may be valued based upon the closing price on the principal exchange where the security is traded; however, because the value of securities traded on foreign stock exchanges may be materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which such securities are traded, such securities will typically be priced at their fair value as determined by an independent pricing service approved by the Board of Trustees.  As a result, the prices of securities used to calculate a Fund’s net asset value may differ from quoted or published prices for the same securities.  Values of foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service.

Pursuant to procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by Hussman Econometrics Advisors, Inc. (the “Adviser”) to most closely reflect market value as of the time of computation of the net asset value. As of September 30, 2011, all options held by Hussman Strategic Growth Fund and Hussman Strategic International Equity Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices.  Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their last sale price or, if not available, at the mean of the bid and ask prices as of the close of such commodities exchanges.

Fixed income securities not traded or dealt in upon any securities exchange but for which over-the-counter market quotations are readily available generally are valued at the mean of their closing bid and asked prices.  Fixed income securities may also be valued on the basis of prices provided by an independent pricing service. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, absent unusual circumstances.

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and options are valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

For example, option contracts purchased and written by Hussman Strategic Growth Fund and Hussman Strategic International Equity Fund are classified as Level 2 since they are valued using “other significant observable inputs” at prices between the closing bid and ask prices determined by the Adviser to most closely reflect market value.  U.S. Treasury obligations held by Hussman Strategic Total Return Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.  Non-U.S. equity securities actively traded in foreign markets held by Hussman Strategic International Equity Fund may be classified as Level 2 despite the availability of closing prices because the fair values of such securities are typically determined by an independent pricing service, as described in the preceding discussion of valuation of foreign securities.  The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure the value of a particular security may fall into more than one level of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of September 30, 2011 by security type:

Hussman Strategic Growth Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$5,703,185,906	$-	$-	$5,703,185,906
Put Option Contracts	-	234,780,000	-	234,780,000
Money Market Funds	738,550,688	-	-	738,550,688
Total Investments in Securities and Money Market Funds	$6,441,736,594	$234,780,000	$-	$6,676,516,594

Other Financial Instruments:
Written Call Option Contracts	$-	$(716,144,000)	$-	$(716,144,000)
Total Other Financial Instruments	$-	$(716,144,000)	$-	$(716,144,000)

Hussman Strategic Total Return Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$520,288,450	$-	$-	$520,288,450
U.S. Treasury Obligations	-	933,715,804	-	933,715,804
Exchange-Traded Funds	51,884,100	-	-	51,884,100
Money Market Funds	1,109,028,277	-	-	1,109,028,277
Total Investments in Securities and Money Market Funds	$1,681,200,827	$933,715,804	$-	$2,614,916,631

Hussman Strategic International Equity Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$20,068,425	$32,799,581	$-	$52,868,006
Exchange-Traded Funds	5,244,730	-	-	5,244,730
Put Option Contracts	-	1,927,410	-	1,927,410
Money Market Funds	16,546,037	-	-	16,546,037
Total Investments in Securities and Money Market Funds	$41,859,192	$34,726,991	$-	$76,586,183

Other Financial Instruments:
Written Call Option Contracts	$-	$(1,387,090)	$-	$(1,387,090)
Futures Contracts Sold Short	(28,939,940)	-	-	(28,939,940)
Total Other Financial Instruments	$(28,939,940)	$(1,387,090)	$-	$(30,327,030)

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Each Fund’s Schedule of Investments identifies the specific securities (by type of security and industry type or geographical region) that comprise that Fund’s holdings within the Level 1 and Level 2 categories shown in the tables above.  During the quarter ended September 30, 2011, the Funds did not have any significant transfers in and out of any Level.  In addition, the Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the quarter ended September 30, 2011.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of September 30, 2011:

			Hussman
	Hussman	Hussman	Strategic
	Strategic	Strategic Total	International
	Growth Fund	Return Fund	Equity Fund
Cost of portfolio investments and option contracts	$5,907,453,118	$2,572,711,638	$80,530,122

Gross unrealized appreciation	$663,084,297	$64,825,985	$1,669,915
Gross unrealized depreciation	(610,164,821)	(22,620,992)	(7,000,944)

Net unrealized appreciation (depreciation)	$52,919,476	$42,204,993	$(5,331,029)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for Hussman Strategic Growth Fund and Hussman Strategic Total Return Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Hussman Investment Trust

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	November 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	November 7, 2011

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	November 7, 2011

* Print the name and title of each signing officer under his or her signature.